PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation

Property and equipment, net of accumulated depreciation, as of December 31, 2019 and 2020 consisted of the following:

	2019	2020	2020
	RUB	RUB	$
Servers and network equipment	59,409	74,478	1,008.2
Land and buildings	16,133	18,587	251.6
Infrastructure systems	9,537	14,343	194.2
Office furniture and equipment	4,843	5,847	79.1
Finance lease right-of-use assets (Note 8)	1,680	3,858	52.2
Leasehold improvements	1,980	3,087	41.8
Other equipment	1,607	3,152	42.7
Assets not yet in use	3,778	5,817	78.7
Total	98,967	129,169	1,748.5
Less: accumulated depreciation	(51,111)	(67,397)	(912.3)
Total property and equipment, net	47,856	61,772	836.2